Quarterly Report
March 31, 2019
MFS®  Value Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 5.7%
Honeywell International, Inc.	272,350	$43,281,862
Lockheed Martin Corp.	60,417	18,134,767
Northrop Grumman Corp.	129,987	35,044,495
United Technologies Corp.	197,630	25,472,530
		$121,933,654
Alcoholic Beverages – 1.4%
Diageo PLC	714,730	$29,211,637
Apparel Manufacturers – 0.2%
Hanesbrands, Inc.	239,073	$4,274,625
Automotive – 1.2%
Aptiv PLC	227,197	$18,059,890
Harley-Davidson, Inc.	68,012	2,425,308
Lear Corp.	31,368	4,256,951
		$24,742,149
Broadcasting – 1.2%
Omnicom Group, Inc.	344,956	$25,178,338
Brokerage & Asset Managers – 2.5%
BlackRock, Inc.	46,572	$19,903,476
NASDAQ, Inc.	264,704	23,158,953
T. Rowe Price Group, Inc.	98,761	9,887,951
		$52,950,380
Business Services – 7.6%
Accenture PLC, “A”	387,855	$68,270,237
Amdocs Ltd.	78,868	4,267,547
Cognizant Technology Solutions Corp., “A”	150,239	10,884,816
DXC Technology Co.	133,787	8,603,842
Equifax, Inc.	145,500	17,241,750
Fidelity National Information Services, Inc.	230,794	26,102,801
Fiserv, Inc. (a)	317,270	28,008,596
		$163,379,589
Cable TV – 2.9%
Comcast Corp., “A”	1,531,443	$61,227,091
Chemicals – 3.3%
3M Co.	121,867	$25,321,525
DowDuPont, Inc. (a)(w)	127,339	4,593,118
PPG Industries, Inc.	365,274	41,228,476
		$71,143,119
Construction – 2.0%
Sherwin-Williams Co.	46,828	$20,169,288
Stanley Black & Decker, Inc.	167,247	22,774,024
		$42,943,312
Consumer Products – 1.2%
Colgate-Palmolive Co.	65,427	$4,484,367
Kimberly-Clark Corp.	59,246	7,340,579
Procter & Gamble Co.	42,529	4,425,142

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	127,672	$10,612,395
		$26,862,483
Electrical Equipment – 2.0%
HD Supply Holdings, Inc. (a)	106,558	$4,619,289
Johnson Controls International PLC	1,025,461	37,880,530
		$42,499,819
Electronics – 2.7%
Analog Devices, Inc.	157,043	$16,531,917
Texas Instruments, Inc.	387,891	41,143,598
		$57,675,515
Energy - Independent – 1.5%
EOG Resources, Inc.	169,768	$16,158,519
Occidental Petroleum Corp.	162,121	10,732,410
Pioneer Natural Resources Co.	32,658	4,973,160
		$31,864,089
Energy - Integrated – 1.7%
Chevron Corp.	155,989	$19,214,725
Exxon Mobil Corp.	225,582	18,227,026
		$37,441,751
Food & Beverages – 4.6%
Archer Daniels Midland Co.	268,004	$11,559,013
Danone S.A.	129,819	10,002,947
General Mills, Inc.	397,431	20,567,054
J.M. Smucker Co.	77,546	9,034,109
Nestle S.A.	378,415	36,064,859
PepsiCo, Inc.	94,018	11,521,906
		$98,749,888
Health Maintenance Organizations – 1.4%
Cigna Corp.	182,312	$29,319,416
Insurance – 6.9%
Aon PLC	272,636	$46,538,965
Chubb Ltd.	301,050	42,171,084
MetLife, Inc.	371,412	15,811,009
Travelers Cos., Inc.	310,936	42,647,982
		$147,169,040
Machinery & Tools – 3.5%
Eaton Corp. PLC	310,305	$24,998,171
Illinois Tool Works, Inc.	212,112	30,444,435
Ingersoll-Rand Co. PLC, “A”	188,225	20,318,889
		$75,761,495
Major Banks – 11.3%
Bank of New York Mellon Corp.	413,589	$20,857,293
Goldman Sachs Group, Inc.	175,648	33,722,660
JPMorgan Chase & Co.	899,349	91,041,099
PNC Financial Services Group, Inc.	225,050	27,604,633
State Street Corp.	255,571	16,819,127
Wells Fargo & Co.	1,072,580	51,827,066
		$241,871,878

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.6%
McKesson Corp.	116,258	$13,609,161
Medical Equipment – 7.1%
Abbott Laboratories	359,199	$28,714,368
Danaher Corp.	286,089	37,769,470
Medtronic PLC	630,431	57,419,655
Thermo Fisher Scientific, Inc.	106,444	29,135,852
		$153,039,345
Oil Services – 1.2%
Schlumberger Ltd.	591,554	$25,774,008
Other Banks & Diversified Financials – 5.8%
American Express Co.	146,350	$15,996,055
BB&T Corp.	510,248	23,741,839
Citigroup, Inc.	683,657	42,537,139
U.S. Bancorp	893,688	43,066,825
		$125,341,858
Pharmaceuticals – 7.9%
Johnson & Johnson	560,315	$78,326,434
Merck & Co., Inc.	299,257	24,889,204
Novartis AG	61,789	5,943,410
Pfizer, Inc.	1,209,806	51,380,461
Roche Holding AG	34,881	9,610,447
		$170,149,956
Printing & Publishing – 0.8%
Moody's Corp.	93,766	$16,980,085
Railroad & Shipping – 1.9%
Canadian National Railway Co.	147,652	$13,211,901
Union Pacific Corp.	162,409	27,154,785
		$40,366,686
Real Estate – 0.4%
Public Storage, Inc., REIT	38,075	$8,291,973
Specialty Chemicals – 0.0%
Dow, Inc. (a)(w)	20,130	$1,039,329
Telephone Services – 0.5%
Verizon Communications, Inc.	186,362	$11,019,585
Tobacco – 2.3%
Altria Group, Inc.	223,220	$12,819,525
Philip Morris International, Inc.	423,972	37,474,885
		$50,294,410
Trucking – 0.6%
United Parcel Service, Inc., “B”	107,693	$12,033,616
Utilities - Electric Power – 4.5%
Duke Energy Corp.	430,499	$38,744,910
FirstEnergy Corp.	393,684	16,381,191
Southern Co.	593,809	30,688,049

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	183,592	$10,319,707
		$96,133,857
Total Common Stocks		$2,110,273,137
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.48% (v)	5,749,204	$5,749,204

Other Assets, Less Liabilities – 1.3%		27,692,249
Net Assets – 100.0%		$2,143,714,590
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,749,204 and $2,110,273,137, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At March 31, 2019, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,110,273,137	$—	$—	$2,110,273,137
Mutual Funds	5,749,204	—	—	5,749,204
Total	$2,116,022,341	$—	$—	$2,116,022,341
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,752,946	65,293,738	(96,297,480)	5,749,204

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$795	$572	$—	$136,124	$5,749,204